Guaranteed Preferred Beneficial Interest in Company's Junior Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	May 28, 2010	Sep. 30, 1997	Dec. 31, 2012
Schedule of Investments [Line Items]
Trust Preferred Securities issued		$ 105,446
Number of Trust Preferred Securities issued		4,217,724
Interest rate on Trust Preferred Securities		11.60%
Interest rate Junior Subordinated Debentures		11.60%
Liquidation amount of preferred security			$ 25.00
Trust issued common securities to the Company			3,261
Debentures interest payment defer period maximum			60 months
Maturity date of preferred securities			Sep. 30, 2027
Percentage of redemption price of debentures over principal amount			100.00%
Junior Subordinated Debentures recorded at fair value based on price	116,085
Trust Preferred Securities underlying price	$ 26.75
Amortizing the premium on Junior Subordinated Debentures	$ 7,381